Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 814,492		$ 11,471,243		$ 26,130,493
Accounts payable and accrued liabilities	11,441,668		6,447,888
Warrant liability	$ 3,621,444		11,250,167		$ 17,849,460
Changes in sensitivity interest rate	1.00%	1.00%
Annual net loss changes due to interest rate effect	$ 62,071		113,711
5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	$ 32,541		$ 192,059
CDN Current assets, Accounts payable and Accrued liabilities [Member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against current assets		$ 556,276		$ 277,228
Warrant liability [Member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against accounts payable and accrued liabilities		$ 868,855		$ 5,520,457